Financial liabilities - Summary of Short Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Short-term debt	¥ 4,104,858	¥ 4,339,890
Short-term debt (Principally from bank) [Member]
Disclosure of detailed information about borrowings [line items]
Short-term debt (Principally from bank)	852,301	1,109,904
Commercial paper [Member]
Disclosure of detailed information about borrowings [line items]
Commercial paper	¥ 3,252,556	¥ 3,229,986